UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21529

                    The Gabelli Global Utility & Income Trust
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                (THE GABELLI GLOBAL UTILITY & INCOME TRUST LOGO)

                   THE GABELLI GLOBAL UTILITY & INCOME TRUST

                               Semi-Annual Report
                                  June 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli Global Utility & Income Trust's (the "Fund") net asset value ("NAV") total return declined 7.22% during the first half of 2008, compared with declines of 2.76% and 4.57% for the Standard & Poor's ("S&P") 500 Utilities Index and for the Lipper Utility Fund Average, respectively. The total return for the Fund's publicly traded shares declined 7.29% during the first half of the year. On June 30, 2008, the Fund's NAV per share was $23.05, while the price of the publicly traded shares closed at $20.77 on the American Stock Exchange.

     Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                                 Since
                                                  Year to                      Inception
                                        Quarter     Date    1 Year   3 Year   (05/28/04)
                                        -------   -------   ------   ------   ----------
GABELLI GLOBAL UTILITY & INCOME TRUST
   NAV TOTAL RETURN (b) .............     2.62%    (7.22)%   (2.30)%   8.57%     11.07%
   INVESTMENT TOTAL RETURN (c) ......     3.69     (7.29)     2.17     8.55       7.71
S&P 500 Index .......................    (2.72)   (11.90)   (13.11)    4.40       5.26
S&P 500 Utilities Index .............     7.97     (2.76)     6.63    12.50      18.39
Lipper Utility Fund Average .........     6.35     (4.57)     2.32    13.81      17.72

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE. THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2008:

Energy and Utilities: Integrated...............    44.1%
Telecommunications.............................     9.9%
U.S. Government Obligations....................     8.1%
Cable and Satellite............................     6.6%
Energy and Utilities:
Electric Transmission and Distribution.........     6.5%
Energy and Utilities: Water....................     5.1%
Energy and Utilities: Natural Gas Integrated...     5.0%
Energy and Utilities: Natural Gas Utilities....     3.5%
Energy and Utilities: Oil......................     2.3%
Computer Software and Services.................     2.1%
Diversified Industrial.........................     1.5%
Wireless Communications........................     1.1%
Environmental Services.........................     0.8%
Aerospace......................................     0.7%
Building and Construction......................     0.7%
Entertainment..................................     0.5%
Real Estate....................................     0.4%
Metals and Mining..............................     0.3%
Energy and Utilities: Services.................     0.2%
Transportation.................................     0.2%
Business Services..............................     0.2%
Communications Equipment.......................     0.1%
Energy and Utilities: Alternative Energy.......     0.1%
                                                  -----
                                                  100.0%
                                                  =====

     THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

     The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 19, 2008 - FINAL RESULTS

     The Annual Meeting of Shareholders was held on May 19, 2008 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected Anthony J. Colavita and Salvatore J. Zizza as Trustees of the Fund. A total of 2,826,673 votes and 2,825,804 votes were cast in favor of each Trustee and a total of 127,634 votes and 128,503 votes were withheld for each Trustee, respectively.

     James P. Conn, Mario d'Urso, Vincent D. Enright, Michael J. Melarkey, and Salvatore M. Salibello continue to serve in their capacities as Trustees of the Fund.

     We thank you for your participation and appreciate your continued support.

                   THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS -- 91.4%
              ENERGY AND UTILITIES -- 69.1%
              ENERGY AND UTILITIES: ALTERNATIVE
                 ENERGY -- 0.1%
              U.S. COMPANIES
      2,000   Ormat Technologies Inc. ............   $     69,085   $     98,360
                                                     ------------   ------------
              ENERGY AND UTILITIES:
              ELECTRIC TRANSMISSION AND
                 DISTRIBUTION -- 6.5%
              NON U.S. COMPANIES
      8,775   National Grid plc, ADR .............        401,681        578,886
      1,000   Red Electrica de Espana ............         57,298         65,104
              U.S. COMPANIES
      4,900   CH Energy Group Inc. ...............        219,678        174,293
      2,000   Consolidated Edison Inc. ...........         86,603         78,180
     30,000   Energy East Corp. ..................        709,641        741,600
      5,000   Northeast Utilities ................         90,818        127,650
     50,000   NSTAR ..............................      1,187,449      1,691,000
     40,000   Pepco Holdings Inc. ................        757,783      1,026,000
      1,666   UIL Holdings Corp. .................         53,363         48,997
                                                     ------------   ------------
                                                        3,564,314      4,531,710
                                                     ------------   ------------
              ENERGY AND UTILITIES:
                 INTEGRATED -- 44.1%
              NON U.S. COMPANIES
    150,000   A2A SpA ............................        276,010        549,682
        500   Areva SA ...........................        204,193        584,910
      8,000   Chubu Electric Power Co. Inc. ......        167,490        195,131
    152,000   Datang International Power
                 Generation Co. Ltd., Cl. H ......         59,610         90,257
      1,000   E.ON AG ............................        196,712        201,767
      9,000   E.ON AG, ADR .......................        209,576        604,831
     10,000   Electric Power Development
                 Co. Ltd. ........................        252,321        371,050
     45,000   Enel SpA ...........................        354,639        427,937
      9,760   Energias de Portugal SA, ADR .......        262,599        509,759
     29,000   Enersis SA, ADR ....................        172,657        451,820
    138,000   Hera SpA ...........................        294,336        563,828
     10,000   Hokkaido Electric Power Co. Inc. ...        171,210        203,419
     10,000   Hokuriku Electric Power Co. ........        165,392        237,793
      5,000   Huaneng Power International
                 Inc., ADR .......................        172,976        138,250
     75,000   Iberdrola SA .......................        381,224      1,004,897
     12,000   Iberdrola SA, ADR ..................        598,500        643,579
      2,000   International Power plc ............         20,116         17,209
      5,000   Korea Electric Power Corp., ADR ....         72,677         72,650
     10,000   Kyushu Electric Power Co. Inc. .....        178,959        209,069

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
      4,500   Oesterreichische
                 Elektrizitaetswirtschafts
                 AG, Cl. A .......................   $    209,779   $    403,281
     10,000   Shikoku Electric Power Co. Inc. ....        171,759        274,992
     10,000   The Chugoku Electric Power
                 Co. Inc. ........................        170,328        213,307
     16,000   The Kansai Electric Power
                 Co. Inc. ........................        284,746        374,441
     10,000   The Tokyo Electric Power Co. Inc. ..        220,693        257,098
     10,000   Tohoku Electric Power Co. Inc. .....        164,025        217,545
              U.S. COMPANIES
      1,000   Allegheny Energy Inc. ..............         25,689         50,110
      2,000   ALLETE Inc. ........................         71,269         84,000
     19,000   Ameren Corp. .......................        837,474        802,370
     30,000   American Electric
              Power Co. Inc. .....................        947,988      1,206,900
    276,100   Aquila Inc.+ .......................      1,126,867      1,040,897
      1,000   Avista Corp. .......................         20,848         21,460
      6,000   Black Hills Corp. ..................        181,668        192,360
        500   Cleco Corp. ........................          9,790         11,665
        500   CMS Energy Corp. ...................          5,055          7,450
      5,000   Dominion Resources Inc. ............        232,621        237,450
     60,000   DPL Inc. ...........................      1,627,242      1,582,800
     40,000   Duke Energy Corp. ..................        563,153        695,200
      3,000   El Paso Electric Co.+ ..............         60,480         59,400
      8,000   Florida Public Utilities Co. .......         93,426         95,200
     14,000   FPL Group Inc. .....................        654,896        918,120
     35,000   Great Plains Energy Inc. ...........      1,042,669        884,800
     26,000   Hawaiian Electric
                 Industries Inc. .................        638,670        642,980
     29,500   Integrys Energy Group Inc. .........      1,408,474      1,499,485
      6,500   Maine & Maritimes Corp.+ ...........        189,179        275,600
     15,000   MGE Energy Inc. ....................        487,338        489,300
     44,000   NiSource Inc. ......................        897,213        788,480
     13,000   NorthWestern Corp. .................        390,834        330,460
     19,500   OGE Energy Corp. ...................        481,891        618,345
      6,000   Otter Tail Corp. ...................        180,524        232,980
      1,000   PG&E Corp. .........................         33,930         39,690
     16,000   Pinnacle West Capital Corp. ........        650,094        492,320
      4,200   PPL Corp. ..........................        117,280        219,534
     31,000   Progress Energy Inc. ...............      1,324,875      1,296,730
     32,000   Public Service Enterprise
                 Group Inc. ......................      1,065,920      1,469,760
     25,000   Puget Energy Inc. ..................        685,388        599,750
     18,000   SCANA Corp. ........................        646,320        666,000
     45,000   Southern Co. .......................      1,322,848      1,571,400
      1,000   TECO Energy Inc. ...................         15,970         21,490

                See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
              ENERGY AND UTILITIES: INTEGRATED
                 (CONTINUED)
              U.S. COMPANIES (CONTINUED)
      1,250   The Empire District Electric Co. ...   $     28,573   $     23,175
     15,000   Unisource Energy Corp. .............        369,330        465,150
     17,000   Vectren Corp. ......................        408,701        530,570
     41,000   Westar Energy Inc. .................        860,569        881,910
      5,000   Wisconsin Energy Corp. .............        171,276        226,100
     45,000   Xcel Energy Inc. ...................        761,339        903,150
                                                     ------------   ------------
                                                       26,070,198     30,993,043
                                                     ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS
                 INTEGRATED -- 5.0%
              NON U.S. COMPANIES
     80,000   Snam Rete Gas SpA ..................        347,871        546,966
              U.S. COMPANIES
     25,000   El Paso Corp. ......................        220,000        543,500
      1,000   Energen Corp. ......................         30,935         78,030
     16,000   National Fuel Gas Co. ..............        410,803        951,680
      2,000   ONEOK Inc. .........................         51,437         97,660
     15,000   Southern Union Co. .................        347,572        405,300
     30,000   Spectra Energy Corp. ...............        634,201        862,200
                                                     ------------   ------------
                                                        2,042,819      3,485,336
                                                     ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS
                 UTILITIES -- 3.5%
              NON U.S. COMPANIES
      1,000   Enagas .............................         28,973         28,340
              U.S. COMPANIES
     20,000   Atmos Energy Corp. .................        492,410        551,400
      2,000   Chesapeake Utilities Corp. .........         53,224         51,440
      3,500   EnergySouth Inc. ...................        192,125        171,710
     20,000   Nicor Inc. .........................        667,385        851,800
      5,000   Piedmont Natural Gas Co. Inc. ......        116,790        130,800
     10,000   Southwest Gas Corp. ................        250,760        297,300
      9,500   The Laclede Group Inc. .............        286,645        383,515
                                                     ------------   ------------
                                                        2,088,312      2,466,305
                                                     ------------   ------------
              ENERGY AND UTILITIES: OIL -- 2.3%
              NON U.S. COMPANIES
        500   Niko Resources Ltd. ................         28,728         47,926
        600   Petroleo Brasileiro SA, ADR ........         39,320         42,498
      9,000   Royal Dutch Shell plc,
                 Cl. A, ADR ......................        460,931        735,390
              U.S. COMPANIES
      3,000   Chevron Corp. ......................        182,580        297,390
      2,000   ConocoPhillips .....................         74,050        188,780
      2,000   Devon Energy Corp. .................         67,255        240,320
      1,000   Exxon Mobil Corp. ..................         45,500         88,130
                                                     ------------   ------------
                                                          898,364      1,640,434
                                                     ------------   ------------

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              ENERGY AND UTILITIES:
                 SERVICES -- 0.2%
              NON U.S. COMPANIES
      5,000   ABB Ltd., ADR+ .....................   $     54,615   $    141,600
                                                     ------------   ------------
              ENERGY AND UTILITIES: WATER -- 5.1%
              NON U.S. COMPANIES
      1,000   Consolidated Water Co. Ltd. ........         20,230         19,800
     47,000   Severn Trent plc ...................        831,215      1,202,031
      2,000   Suez SA ............................         62,915        136,726
     12,000   Suez SA, ADR .......................        362,710        817,521
      7,200   Suez SA, Strips+ ...................              0            113
     48,000   United Utilities plc ...............        482,680        656,349
              U.S. COMPANIES
      8,666   Aqua America Inc. ..................        129,735        138,396
      3,000   California Water
                 Service Group ...................         84,840         98,310
      4,000   Middlesex Water Co. ................         75,033         66,360
     17,000   SJW Corp. ..........................        277,304        448,800
                                                     ------------   ------------
                                                        2,326,662      3,584,406
                                                     ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 1.5%
              NON U.S. COMPANIES
     13,000   Bouygues SA ........................        434,634        862,928
              U.S. COMPANIES
      4,500   Woodward Governor Co. ..............         64,177        160,470
                                                     ------------   ------------
                                                          498,811      1,023,398
                                                     ------------   ------------
              ENVIRONMENTAL SERVICES -- 0.8%
              NON U.S. COMPANIES
     10,000   Veolia Environnement ...............        322,146        560,979
                                                     ------------   ------------
              TOTAL ENERGY AND UTILITIES .........     37,935,326     48,525,571
                                                     ------------   ------------
              COMMUNICATIONS -- 17.6%
              CABLE AND SATELLITE -- 6.6%
              NON U.S. COMPANIES
     10,000   Cogeco Inc. ........................        195,069        304,011
      2,500   Rogers Communications Inc., Cl. B ..         25,532         96,650
      5,400   Zon Multimedia Servicos de
                 Telecomunicacoes e
                 Multimedia SGPS SA ..............         53,052         44,891
              U.S. COMPANIES
     38,000   Cablevision Systems Corp., Cl. A+ ..        870,675        858,800
     17,000   DISH Network Corp., Cl. A+ .........        445,381        497,760
      3,600   EchoStar Corp., Cl. A+ .............        103,356        112,392
      4,580   Liberty Global Inc., Cl. A+ ........         86,290        143,949
      4,000   Liberty Global Inc., Cl. C+ ........         72,761        121,440
     95,000   The DIRECTV Group Inc.+ ............      2,154,874      2,461,450
                                                     ------------   ------------
                                                        4,006,990      4,641,343
                                                     ------------   ------------

                See accompanying notes to financial statements.

                   THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)


  SHARES/                                                              MARKET
   UNITS                                                 COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS (CONTINUED)
              TELECOMMUNICATIONS -- 9.9%
              NON U.S. COMPANIES
      2,102   Bell Aliant Regional
                 Communications
                 Income Fund+ (a)(b) .............   $     51,669   $     61,126
     26,000   BT Group plc, ADR ..................        890,462      1,032,980
     32,000   Deutsche Telekom AG, ADR ...........        558,559        523,840
      6,000   France Telecom SA, ADR .............        149,213        177,780
      3,000   Manitoba Telecom Services Inc. .....        100,193        117,711
     22,000   Portugal Telecom SGPS SA ...........        274,580        249,740
     15,000   Royal KPN NV, ADR ..................        114,993        257,603
      1,500   Swisscom AG ........................        478,884        500,343
     20,000   Telecom Italia SpA .................         65,112         40,306
     16,000   Telefonica SA, ADR .................        658,948      1,273,280
     14,000   Telefonos de Mexico SAB de CV,
                 Cl. L, ADR ......................        126,939        331,520
     13,000   Telmex Internacional SAB de CV,
                 ADR+ ............................         82,025        209,300
              U.S. COMPANIES
     30,000   AT&T Inc. ..........................        866,033      1,010,700
      1,000   Embarq Corp. .......................         32,460         47,270
        471   FairPoint Communications Inc. ......          4,567          3,396
     22,000   Sprint Nextel Corp. ................        344,052        209,000
     25,000   Verizon Communications Inc. ........        908,836        885,000
                                                     ------------   ------------
                                                        5,707,525      6,930,895
                                                     ------------   ------------
              WIRELESS COMMUNICATIONS -- 1.1%
              NON U.S. COMPANIES
      1,000   America Movil SAB de CV, Cl. L,
                 ADR .............................         60,326         52,750
      2,500   Millicom International Cellular
                 SA ..............................        214,414        258,750
      1,600   Mobile TeleSystems OJSC,
                 ADR .............................         54,874        122,576
      7,000   Vimpel-Communications, ADR .........         42,795        207,760
      2,500   Vodafone Group plc, ADR ............         80,064         73,650
              U.S. COMPANIES
      1,200   United States
                 Cellular Corp.+ .................         54,881         67,860
                                                     ------------   ------------
                                                          507,354        783,346
                                                     ------------   ------------
              TOTAL COMMUNICATIONS ...............     10,221,869     12,355,584
                                                     ------------   ------------

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              OTHER -- 4.7%
              AEROSPACE -- 0.7%
              NON U.S. COMPANIES
     74,000   Rolls-Royce Group plc+ .............   $    549,871   $    503,356
  6,092,800   Rolls-Royce Group plc, Cl. B .......         12,101         12,136
                                                     ------------   ------------
                                                          561,972        515,492
                                                     ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.7%
              NON U.S. COMPANIES
      2,000   Acciona SA .........................        650,015        475,013
                                                     ------------   ------------
              BUSINESS SERVICES -- 0.2%
              NON U.S. COMPANIES
      3,700   Sistema JSFC, GDR ..................        103,097        111,222
                                                     ------------   ------------
              COMPUTER SOFTWARE AND
                 SERVICES -- 2.1%
              U.S. COMPANIES
     60,000   Electronic Data Systems Corp. ......      1,469,800      1,478,400
                                                     ------------   ------------
              ENTERTAINMENT -- 0.5%
              NON U.S. COMPANIES
     10,000   Vivendi ............................        309,439        379,444
                                                     ------------   ------------
              METALS AND MINING -- 0.3%
              NON U.S. COMPANIES
      3,200   Compania de Minas
                 Buenaventura SA, ADR ............         66,939        209,184
                                                     ------------   ------------
              REAL ESTATE -- 0.1%
              NON U.S. COMPANIES
      2,000   Brookfield Asset
                 Management Inc., Cl. A ..........         70,670         65,080
                                                     ------------   ------------
              TRANSPORTATION -- 0.1%
              U.S. COMPANIES
      2,000   GATX Corp. .........................         56,076         88,660
                                                     ------------   ------------
              TOTAL OTHER ........................      3,288,008      3,322,495
                                                     ------------   ------------
              TOTAL COMMON STOCKS ................     51,445,203     64,203,650
                                                     ------------   ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.1%
              COMMUNICATIONS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
              U.S. COMPANIES
        500   Cincinnati Bell Inc.,
                 6.750% Cv.Pfd., Ser.B ...........         20,555         20,100
                                                     ------------   ------------

                See accompanying notes to financial statements.

                   THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              CONVERTIBLE PREFERRED STOCKS
                 (CONTINUED)
              OTHER -- 0.1%
              TRANSPORTATION -- 0.1%
              U.S. COMPANIES
        200   GATX Corp., $2.50 Cv. Pfd.             $     26,010   $     45,400
                                                     ------------   ------------
              TOTAL CONVERTIBLE PREFERRED
                 STOCKS                                    46,565         65,500
                                                     ------------   ------------

 PRINCIPAL
  AMOUNT
-----------
              CONVERTIBLE CORPORATE BONDS -- 0.4%
              COMMUNICATIONS -- 0.1%
              COMMUNICATIONS EQUIPMENT -- 0.1%
              U.S. COMPANIES
$   100,000   Agere Systems Inc., Sub. Deb. Cv.,
              6.500%, 12/15/09 ..................         100,497        102,000
                                                     ------------   ------------
              OTHER -- 0.3%
              REAL ESTATE -- 0.3%
              U.S. COMPANIES
    350,000   Palm Harbor Homes Inc., Cv.,
                 3.250%, 05/15/24 ...............         325,736        208,250
                                                     ------------   ------------
              TOTAL CONVERTIBLE CORPORATE BONDS           426,233        310,250
                                                     ------------   ------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                 COST           VALUE
-----------                                          ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 8.1%
  5,695,000   U.S. Treasury Bills,
                 1.132% to 1.895%++,
                 07/17/08 to 10/09/08 ...........    $  5,676,552   $  5,672,888
                                                     ------------   ------------
TOTAL INVESTMENTS -- 100.0% .....................    $ 57,594,553     70,252,288
                                                     ============
OTHER ASSETS AND LIABILITIES (NET) ..............                         41,105
                                                                    ------------
NET ASSETS -- COMMON SHARES
(3,050,236 common shares outstanding) ...........                   $ 70,293,393
                                                                    ============
NET ASSET VALUE PER COMMON SHARE
($70,293,393 / 3,050,236 shares outstanding) ....                   $      23.05
                                                                    ============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of the Rule 144A security amounted to $61,126 or 0.09% of total investments.

(b) Security fair valued under procedures established by the Board of Trustees (the "Board"). The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of the fair valued security amounted to $61,126 or 0.09% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

                                                             % OF
                                                            MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                   VALUE      VALUE
--------------------------                                  ------   -----------
North America ...........................................     68.3%  $47,991,131
Europe ..................................................     25.8    18,089,283
Japan ...................................................      3.6     2,553,845
Latin America ...........................................      1.9     1,316,872
Asia/Pacific ............................................      0.4       301,157
                                                            ------   -----------
Total Investments .......................................    100.0%  $70,252,288
                                                            ======   ===========

                See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $57,594,553) .....................   $70,252,288
   Foreign currency, at value (cost $7,677) .....................         7,674
   Cash .........................................................         3,545
   Receivable for investment sold ...............................         3,420
   Dividends and interest receivable ............................       237,884
   Deferred offering expense ....................................       109,678
   Prepaid expense ..............................................         1,464
                                                                    -----------
   TOTAL ASSETS .................................................    70,615,953
                                                                    -----------
LIABILITIES:
   Payable for investments purchased ............................       133,100
   Payable for investment advisory fees .........................        58,360
   Payable for payroll expenses .................................        46,557
   Payable for accounting fees ..................................         3,752
   Payable for shareholder communications expenses ..............        35,605
   Payable for legal and audit fees .............................        33,454
   Unrealized depreciation on swap contracts ....................         7,381
   Other accrued expenses .......................................         4,351
                                                                    -----------
   TOTAL LIABILITIES ............................................       322,560
                                                                    -----------
   NET ASSETS applicable to 3,050,236 shares outstanding ........   $70,293,393
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid-in capital, at $0.001 par value .........................   $57,339,958
   Accumulated net investment income ............................       174,858
   Accumulated net realized gain on investments, swap contracts,
      and foreign currency transactions .........................       124,956
   Net unrealized appreciation on investments ...................    12,657,735
   Net unrealized depreciation on swap contracts ................        (7,381)
   Net unrealized appreciation on foreign currency
      translations ..............................................         3,267
                                                                    -----------
   NET ASSETS ...................................................   $70,293,393
                                                                    ===========
NET ASSET VALUE PER COMMON SHARE:
   ($70,293,393 / 3,050,236 shares outstanding;
   unlimited number of shares authorized) .......................   $     23.05
                                                                    ===========

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $63,406) ..................   $ 1,253,968
   Interest .....................................................        70,608
                                                                    -----------
   TOTAL INVESTMENT INCOME ......................................     1,324,576
                                                                    -----------
EXPENSES:
   Investment advisory fees .....................................       359,391
   Payroll expenses .............................................        46,536
   Shareholder communications expenses ..........................        37,762
   Trustees' fees ...............................................        29,773
   Legal and audit fees .........................................        28,249
   Accounting fees ..............................................        22,500
   Custodian fees ...............................................        17,553
   Shareholder services fees ....................................         6,332
   Interest expense .............................................           134
   Miscellaneous expenses .......................................        12,806
                                                                    -----------
   TOTAL EXPENSES ...............................................       561,036
   Less: Custodian fee credits ..................................          (398)
                                                                    -----------
   NET EXPENSES .................................................       560,638
                                                                    -----------
   NET INVESTMENT INCOME ........................................       763,938
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   SWAP CONTRACTS, AND FOREIGN CURRENCY:
   Net realized gain on investments .............................     1,022,001
   Net realized loss on swap contracts ..........................      (127,369)
   Net realized gain on foreign currency transactions ...........           211
                                                                    -----------
   Net realized gain on investments, swap contracts, and
      foreign currency transactions .............................       894,843
                                                                    -----------
   Net change in unrealized appreciation/depreciation:
      on investments ............................................    (7,305,213)
      on swap contracts .........................................       (11,645)
      on foreign currency translations ..........................         1,371
                                                                    -----------
   Net change in unrealized appreciation/depreciation on
      investments, swap contracts, and foreign currency
      translations ..............................................    (7,315,487)
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
      SWAP CONTRACTS, AND FOREIGN CURRENCY ......................    (6,420,644)
                                                                    -----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $(5,656,706)
                                                                    ===========

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2008        YEAR ENDED
                                                                       (UNAUDITED)     DECEMBER 31, 2007
                                                                    ----------------   -----------------
OPERATIONS:
   Net investment income ........................................     $   763,938         $ 1,402,938
   Net realized gain on investments, swap contracts, and foreign
      currency transactions .....................................         894,843           3,477,970
   Net change in unrealized appreciation/depreciation on
      investments, swap contracts, and foreign currency
      translations ..............................................      (7,315,487)          2,757,570
                                                                      -----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ................................................      (5,656,706)          7,638,478
                                                                      -----------         -----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ........................................      (1,060,108)*          (921,781)
   Net realized short-term gain on investments, swap contracts,
      and foreign currency transactions .........................              --            (859,557)
   Net realized long-term gain on investments, swap contracts,
      and foreign currency transactions .........................        (768,143)*        (2,885,523)
                                                                      -----------         -----------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ...................      (1,828,251)         (4,666,861)
                                                                      -----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS ........................      (7,484,957)          2,971,617

NET ASSETS:
   Beginning of period ..........................................      77,778,350          74,806,733
                                                                      -----------         -----------
   End of period (including undistributed net investment income
      of $174,858 and $471,028, respectively) ...................     $70,293,393         $77,778,350
                                                                      ===========         ===========

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                              FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,        PERIOD ENDED
                                                               JUNE 30, 2008   --------------------------------    DECEMBER 31,
                                                                (UNAUDITED)      2007        2006        2005        2004 (d)
                                                             ----------------  --------    --------    --------    ------------
SELECTED DATA FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD:
OPERATING PERFORMANCE:
   Net asset value, beginning of period ...................    $ 25.50         $ 24.52     $ 20.45     $ 21.03      $ 19.06(e)
                                                               -------         -------     -------     -------      -------
   Net investment income ..................................       0.25            0.45        0.64        0.64         0.28
   Net realized and unrealized gain (loss) on investments,
      swap contracts, and foreign currency transactions ...      (2.10)           2.06        4.63        0.23         2.29
                                                               -------         -------     -------     -------      -------
   Total from investment operations .......................      (1.85)           2.51        5.27        0.87         2.57
                                                               -------         -------     -------     -------      -------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ..................................      (0.35)(a)       (0.30)      (0.65)      (0.63)       (0.28)
   Net realized gain on investments .......................      (0.25)(a)       (1.23)      (0.55)      (0.82)       (0.06)
   Return of capital ......................................         --              --          --          --        (0.26)
                                                               -------         -------     -------     -------      -------
   Total distributions to common shareholders .............      (0.60)          (1.53)      (1.20)      (1.45)       (0.60)
                                                               -------         -------     -------     -------      -------
   NET ASSET VALUE, END OF PERIOD .........................    $ 23.05         $ 25.50     $ 24.52     $ 20.45      $ 21.03
                                                               =======         =======     =======     =======      =======
   NAV total return + .....................................      (7.22)%         10.46%      26.66%        4.2%        13.9%(f)
                                                               =======         =======     =======     =======      =======
   Market value, end of period ............................    $ 20.77         $ 23.05     $ 22.17     $ 17.76      $ 19.63
                                                               =======         =======     =======     =======      =======
   Total investment return ++ .............................      (7.29)%         11.29%      32.83%       (2.3)%        1.3%(g)
                                                               =======         =======     =======     =======      =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...................    $70,293         $77,778*    $74,807     $62,381      $64,160
   Ratio of net investment income to average net assets ...       2.13%(b)        1.82%       2.92%       2.99%        2.23%(b)
   Ratio of operating expenses to average net assets ......       1.56%(b)(c)     1.55%(c)    1.66%(c)    1.56%(c)     1.49%(b)
   Portfolio turnover rate +++ ............................       11.9%           16.7%       21.8%       21.0%        16.9%

----------

+ Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total returns for periods of less than one year are not annualized.

++ Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan. Total returns for periods of less than one year are not annualized.

+++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, and 2005, would have been 35.0%, 22.2%, and 37.8%, respectively. The portfolio turnover rate for the period ended December 31, 2004 would have been as shown.

*    Revised to correct a typographical error.

(a) Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

(b)  Annualized.

(c) For the six months ended June 30, 2008 and the fiscal years ended December 31, 2007, 2006, and 2005, the effect of the custodian fee credits was minimal.

(d) The Gabelli Global Utility & Income Trust commenced investment operations on May 28, 2004.

(e) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.

(f) Based on net asset value per share at commencement of operations of $19.06 per share.

(g) Based on market value per share at initial public offering of $20.00 per share.

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Utility & Income Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Investment operations commenced on May 28, 2004.

     The Fund's investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                    INVESTMENTS IN      OTHER FINANCIAL
                                                      SECURITIES     INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                    (MARKET VALUE)       DEPRECIATION)*
----------------                                    --------------   -----------------------
Level 1 - Quoted Prices .........................     $64,269,150                 --
Level 2 - Other Significant Observable Inputs ...       5,983,138            $(7,381)
                                                      -----------            -------
TOTAL ...........................................     $70,252,288            $(7,381)
                                                      ===========            =======

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

     In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon termination of swap agreements.

     The Fund has entered into contract for difference swap agreements with Bear, Stearns International Limited. Details of the swap at June 30, 2008 are as follows:

        NOTIONAL              EQUITY SECURITY               INTEREST RATE/            TERMINATION   NET UNREALIZED
         AMOUNT                   RECEIVED               EQUITY SECURITY PAID             DATE       DEPRECIATION
------------------------   ---------------------   --------------------------------   -----------   --------------
                               Market Value        Overnight LIBOR plus 40 bps plus
                             Appreciation on:        Market Value Depreciation on:
$264,822 (36,000 Shares)   Rolls-Royce Group plc         Rolls-Royce Group plc          03/17/09       $(7,381)

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2008, there were no open futures contracts.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2008, there were no open securities sold short.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ..   $1,782,462
Net long-term capital gains .................    2,884,399
                                                ----------
Total distributions paid ....................   $4,666,861
                                                ==========

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation on investments .............................   $19,944,717
Net unrealized appreciation on foreign currency and swap contracts .....         6,160
Undistributed ordinary income (inclusive of short-term capital gains) ..       500,535
Post-October currency loss deferral ....................................       (10,785)
Other temporary differences* ...........................................        (2,235)
                                                                           -----------
Total ..................................................................   $20,438,392
                                                                           ===========

----------
* Other temporary differences are primarily due to adjustments to accruals on swap contracts.

                   THE GABELLI GLOBAL UTILITY & INCOME TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The following summarizes the tax cost of investments, and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                     GROSS          GROSS       NET UNREALIZED
                                   UNREALIZED     UNREALIZED     APPRECIATION
                       COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                    -----------   ------------   ------------   --------------
Investments .....   $57,727,743    $14,183,377   $(1,658,832)    $12,524,545
Swap contracts ..            --             --        (7,381)         (7,381)
                    -----------    -----------   -----------     -----------
                    $57,727,743    $14,183,377   $(1,666,213)    $12,517,164
                    ===========    ===========   ===========     ===========

     FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

     For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

     During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $7,699 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund's Chief Compliance Officer. For the six months ended June 30, 2008 the Fund paid or accrued $46,536, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $8,050,035 and $7,966,709, respectively.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2008, the Fund did not have any transactions in shares of beneficial interest.

     At the Fund's November 14, 2007 Board meeting, the Board approved the filing of a shelf registration with the SEC which will give the Fund the ability to offer preferred shares. The shelf registration was declared effective by the SEC on March 19, 2008.

6. INDUSTRY CONCENTRATION. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

     On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on May 22, 2008, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of equity closed-end funds and the customized peer group selected by Lipper. The Independent Board Members noted that the Fund's short and medium-term performance was in the top third and top quartile, respectively.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received distribution fees and commissions from the Fund. The Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios were above average and the Fund's size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund's expense ratios were reasonable in light of the Fund's size, and that, in part due to the Fund's structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

                         AUTOMATIC DIVIDEND REINVESTMENT
                       AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the Policy of The Gabelli Global Utility & Income Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                   The Gabelli Global Utility & Income Trust
                               c/o Computershare
                                 P.O. Box 43010
                           Providence, RI 02940-3010

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not an American Stock Exchange ("Amex") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the Amex or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

                                    (FLAGS)

                              TRUSTEES AND OFFICERS
                   THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   FORMER ITALIAN SENATOR

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER LLP

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Agnes Mullady
   TREASURER AND SECRETARY

David I. Schachter
   VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                        Common
                      ---------
Amex-Symbol:             GLU
Shares Outstanding:   3,050,236

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI ANNUAL REPORT
                                                                 JUNE 30, 2008

                                                                     GLU Q2/2008

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                    REGISTRANT PURCHASES OF EQUITY SECURITIES

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
01/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/08
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
02/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/08
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
03/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/08
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
04/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/08
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
05/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/08
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 3,050,236
06/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/08
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      The Gabelli Global Utility & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                            Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.